Group Balance Sheet - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Assets
Intangible assets	£ 86,223	£ 94,276	£ 94,700
Property, plant and equipment	4,159	4,379	4,427
Investments in associates and joint ventures	1,533	1,902	1,937
Retirement benefit assets	841	937	940
Deferred tax assets	2,434	2,573	953
Trade and other receivables	283	282	318
Investments held at fair value	737	146	122
Derivative financial instruments	141	110	100
Total non-current assets	96,351	104,605	103,497
Inventories	5,088	4,616	5,334
Income tax receivable	108	67	100
Trade and other receivables	3,475	3,604	3,637
Investments held at fair value	489	513	696
Derivative financial instruments	302	186	159
Cash and cash equivalents	4,404	5,297	5,934
Total current assets other than non-current assets classified as held for sale	13,866	14,283	15,860
Assets classified as held-for-sale	9	11	12
Total current assets	13,875	14,294	15,872
Total assets	110,226	118,899	119,369
Equity – capital and reserves
Share capital	581	585	589
Share premium, capital redemption and merger reserves	26,671	26,665	26,659
Other reserves	(5,057)	(902)	(847)
Retained earnings	22,994	21,610	26,025
Owners of the parent	45,189	47,958	52,426
Perpetual hybrid bonds	1,685	1,685	1,685
Non-controlling interests	303	352	358
Total equity	47,177	49,995	54,469
Liabilities
Non-current borrowings	31,904	32,638	32,852
Retirement benefit liabilities	769	820	852
Deferred tax liabilities	10,432	11,679	11,878
Other provisions for liabilities	3,212	4,071	271
Trade and other payables	586	685	788
Derivative financial instruments	150	268	217
Total non-current liabilities	47,053	50,161	46,858
Current borrowings	3,304	4,312	7,306
Income tax payable	1,172	1,681	1,184
Other provisions for liabilities	3,089	3,044	416
Trade and other payables	8,243	9,550	9,017
Derivative financial instruments	188	156	119
Current liabilities	15,996	18,743	18,042
Total equity and liabilities	£ 110,226	£ 118,899	£ 119,369